Related Parties Balances and Transactions	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

Note 10 RELATED PARTIES BALANCES AND TRANSACTIONS

The following is a list of related parties which the Group has transactions with:

(a)	Mr. Chi Tak Sze, the controlling shareholder and one of the directors of the Group.

(b)	Prestige Securities Limited, an entity controlled by Mr. Chi Tak Sze.

(c)	Prestige Financial Holdings Group Limited, a holding company controlled by Mr. Chi Tak Sze.

(d)	Prestige Capital Group Inc, an entity under the control of Prestige Financial Holdings Group Limited.

(e)	First Prestige Inc, an entity controlled by Ms. Xinyu Zhao, spouse of Mr. Chi Tak Sze.

Amounts due from related parties, net

The balances of amount due from related parties were as follows:

	As of September 30,
	2023	2022
Prestige Financial Holdings Group Limited (“PFHL”)(1)	$1,637,428	$2,993,971
Prestige Capital Group Inc. (“PCGI”)(2)	—	1,275
Less: Provision of current expected credit losses	(44,835)	—
Total	$1,592,593	$2,995,246

Amounts due to related parties

The balances of amount due to related parties were as follows:

	As of September 30,
	2023	2022
Prestige Securities Limited (“PSL”)(3)	$—	$27,962
Total	$—	$27,962

(1)

The balance as of September 30, 2023 mainly represented the balance due from PFHL for its operation purpose, which was due upon request.

The balance as of September 30, 2022 mainly represented a payment of HK$8.65 million (approximately $1.1 million) for brand promotion fee and a loan principal and the related interests of HK$11.06 million (approximately $1.41 million). We entered into a loan agreement with PFHL on March 31, 2022 with the principal amount of US$1.72 million with term of six months and an annual interest of 6.5%. US$1.37 million and US$0.35 million were paid by one of our subsidiaries on March 31, 2022 and May 12, 2022 to PFHL, respectively. As of October 19, 2022, US$1.21 million of the principal and interests has been paid by PFHL under this loan agreement. The Group entered into a supplementary agreement with PFHL to extend the due date for the remaining $0.56 million of the principal to a date that is immediately before the effectiveness of the Group’s registration statement, with the outstanding amount payable at any time, at the same interest rate as provided in the original loan agreement. The full amount of the principal and interest the loan has been repaid by PFHL as of December 1, 2022.

(2)	The balance as of September 30, 2022 represented a payment for annual fee of BVI company on behalf of Prestige Capital Global Inc., which is under the control of Prestige Financial Holdings Group Limited.

(3)	The balance as of September 30, 2022 mainly represented the rental fee to Prestige Securities Limited. Prestige Securities Limited is an entity controlled by Mr. Chi Tak Sze. The Group leases the office premises from Prestige Securities Limited under non-cancelable operating leases with an expiration date on July 31, 2023. The monthly rental expense is HK$ 20,000.

Related party transactions

The details of the related party transactions were as follows:

Amounts due from related parties

	Prestige Capital Global Inc.	First Prestige Inc.	Prestige Financial Holdings Group	Total
	USD	USD	USD	USD
Balance as of 9/30/2021	1,275	45,619	1,501,890	1,548,784
Loan to PFHL	—	—	1,721,478	1,721,478)
Accrual interest due from PFHL	—	—	47,129	47,129
Loans & interest repayment	—	—	(363,530)	(363,530)
Salary and other expense paid by the Group on behalf of PFHL	—	—	102,201	102,201
Management fee, subscription fee & performance fee receivable	—	(45,390)	—	(45,390)
Exchange diff.	—	(229)	(15,197)	(15,426)
Balance as of 9/30/2022	1,275	—	2,993,971	2,995,246
Accrual interest due from PFHL	—	—	8,401	8,401
Loans & interest repayment	—	—	(1,414,340)	(1,414,340)
Salary and other expense paid by the Group on behalf of PFHL	—	—	41,644	41,644
Other expense paid by the Group on behalf of PCGI	(1,281)	—	—	(1,281)
Provision of current expected credit losses	—	—	(44,835)	(44,835)
Exchange diff.	6	—	7,752	7,758
Balance as of 9/30/2023	—	—	1,592,593	1,592,593

Amounts due to related parties

Prestige Securities Limited
USD
Balance as of 9/30/2021	13,354
Rental expense incurred by renting from PSL	30,662
Rental expense paid to PSL	(15,331)
Salary and other expense paid by PSL	(511)
Exchange diff.	(212)
Balance as of 9/30/2022	27,962
Rental expense incurred by renting from PSL	25,548
Rental expense paid to PSL	(53,651)
Exchange diff.	141
Balance as of 9/30/2023	—